Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 28, 2022	Feb. 11, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Jun. 16, 2022	Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts			$ 0		$ 0		$ 0	$ 0
Interest rate		0.25%
Impairment of long-lived asset					0			0
Contract assets			7,676		7,676		18,317	18,317
Contract liabilities			14,583		14,583		8,333	8,333
Revenue recognized					18,987			59,081
Advertising/Marketing costs			81,130	$ 21,327	231,970	$ 48,730
Software development costs			$ 35,880	$ 30,973	$ 88,550	$ 88,499
Effective tax rate			0.00%
Statutory tax rate			21.00%	21.00%	21.00%	21.00%
Deferred tax asset			$ 43,411,985		$ 43,411,985
Preferred stock, shares authorized			1,250,000		1,250,000		1,250,000	1,250,000
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			20,450		20,450		0	0
Preferred stock, shares outstanding			20,450		20,450		0	0
Common stock, shares authorized			125,000,000		125,000,000		125,000,000	125,000,000
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			18,715,912		18,715,912		0	0
Common stock, shares outstanding			18,715,912		18,715,912		0	0
Share issue price per share									$ 3.00
Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, shares authorized			1,250,000		1,250,000
Preferred stock, par value			$ 0.0001		$ 0.0001
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Number of shares issuable upon conversion					2,045,000
Common stock, shares authorized			125,000,000		125,000,000
Common stock, par value			$ 0.0001		$ 0.0001
Common stock, shares outstanding			3,804,872		3,804,872
Safe Harbour Financial LLC [Member]
Property, Plant and Equipment [Line Items]
Interest rate		7.70%
Cash										$ 3,100,000
Deferral amount	$ 56,949,801	$ 56,900,000
Cash consideration	70,000,000	$ 70,000,000
Deferred consideration payable	38,500,002
Deferred consideration payable		1,200,000
Transferred to additional paid in capital		$ 9,124,297
Safe Harbour Financial LLC [Member] | December 15, 2022 [Member]
Property, Plant and Equipment [Line Items]
Deferred consideration payable	21,949,801	21,900,000
Safe Harbour Financial LLC [Member] | After First Payment [Member]
Property, Plant and Equipment [Line Items]
Deferred consideration payable	35,000,000	35,000,000.0
Safe Harbour Financial LLC [Member] | Six Equal Installments [Member]
Property, Plant and Equipment [Line Items]
Deferred consideration payable	$ 6,416,667	$ 6,400,000
Safe Harbour Financial LLC [Member] | Common Class B [Member]
Property, Plant and Equipment [Line Items]
Number of shares converted		2,875,000
Safe Harbour Financial LLC [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued in acquisition transaction	11,386,139	11,386,139
Number of shares issuable upon conversion		2,045,000
Safe Harbour Financial LLC [Member] | Series A Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Shares issued during acquisitions, shares		20,450
Shares issued during acquisitions		$ 20,450,000
Share price per share		$ 10.00
Northern Lights Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Effective tax rate							0.00%
Statutory tax rate							21.00%
Cash							$ 254,523	$ 254,523
Preferred stock, shares authorized							1,250,000	1,250,000
Preferred stock, par value							$ 0.0001	$ 0.0001
Preferred stock, shares issued							0	0
Preferred stock, shares outstanding							0	0
Cash equivalents							$ 0	$ 0
Proceeds from issuance initial public offering							$ 115,000,000
Share issue price per share							$ 10.00	$ 10.00
Cash, FDIC insured amount							$ 250,000	$ 250,000
Stock issued during period shares warrants exercised.							6,014,088
Northern Lights Acquisition Corp [Member] | Private Placement [Member]
Property, Plant and Equipment [Line Items]
Shares issued during acquisitions, shares							528,175
Shares issued during acquisitions							$ 5,281,750
Proceeds from issuance initial public offering							$ 117,300,000
Share issue price per share							$ 10.20	$ 10.20
Northern Lights Acquisition Corp [Member] | Common Class B [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized							12,500,000	12,500,000
Common stock, par value							$ 0.0001	$ 0.0001
Common stock, shares issued							2,875,000	2,875,000
Common stock, shares outstanding							2,875,000	2,875,000
Northern Lights Acquisition Corp [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized							125,000,000	125,000,000
Common stock, par value							$ 0.0001	$ 0.0001
Common stock, shares issued							528,175	528,175
Common stock, shares outstanding							528,175	528,175
Common stock, shares redemption							11,500,000	11,500,000
Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Effective tax rate				0.00%	0.00%	0.00%
Equipment and Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life					4 years
Equipment and Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life					5 years